United States
     Securities and Exchange Commission
             Washington, DC 20549


                 Form 13F

              Form 13F Cover Page



Report for the Calendar Year or Quarter Ended:  9/30/01

Check here if Amendment:  [  ]		Amendment number:  [  ]

This Amendment (check only one):
	[  ] is a restatement.
	[  ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:	      The Managers Funds LLC
Address:	40 Richards Avenue
		Norwalk, CT 06854

13F File Number:	28-3326

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Laura A. Pentimone
Title:	Manager of Compliance
Phone:	(203) 857-5322

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

Signature, Place and Date of Signing:

		/s/Laura A. Pentimone
		Norwalk, Connecticut
		October 10, 2001

Report Type (Check only one):

[   ]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[ X ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for This Manager:

13F File Number				Name
--------------------	-----------------------------------
28-06126			Armstrong Shaw Associates, Inc.
28-4530			Chartwell Investment Partners, L.P.
28-7808			Osprey Partners Investment Management, LLC
801-12548			Essex Investment Management Company, LLC
28-7510			Holt-Smith & Yates Advisors, Inc.
28-4496	            Kalmar Investment Advisers, Inc.
28-4776			HLM Management Co., Inc.
28-6932			Kern Capital Management LLC
28-1982			Westport Asset Management, Inc.
28-4904			Goldman Sachs Asset Management
28-904			Pilgrim Baxter & Associates, Ltd.
28-5324			Skyline Asset Management, L.P.
28-61				Lazard Asset Management
28-36	                  Zurich Scudder Investments, Inc.
28-399			Rexiter Capital Management Limited
				  (State Street Corporation)
28-01185			Frontier Capital Management, L.L.C.
28-05582			First Quadrant, L.P.

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FORM 13F SUMMARY PAGE

Number of Other Included Managers:			1

Form 13F Information Table Entry Total:		--

Form 13F Information Table Value Total:		--



List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.			13F File Number			Name
---			---------------		----------------------------

 1			  28-04975			Affiliated Managers Group, Inc.

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